Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 296	$ 292	$ 684	$ 657
Excludes interest expense in Insurance investment result	37	75	76	118
Dividend income	$ 835	$ 1,003	$ 1,810	$ 1,999